BALANCE SHEET - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 27,591	$ 470,073
Prepaid expenses	224,477	215,972
Total current assets	252,068	686,045
Other assets	40,742	136,991
Investments held in Trust Account	250,011,922	250,004,454
Total Assets	250,304,732	250,827,490
Current liabilities:
Accounts payable	334,062
Accrued expenses	97,970	99,107
Accrued expenses - related party	100,000	40,000
Total current liabilities	532,032	139,107
Deferred underwriting commissions	8,750,000	8,750,000
Derivative warrant liabilities	17,984,360	21,354,400
Total liabilities	27,266,392	30,243,507
Commitments and Contingencies
Shareholders' Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	6,784,542	8,293,299
Accumulated deficit	(1,785,477)	(3,294,265)
Total shareholders' equity	5,000,010	5,000,003
Total Liabilities and Shareholders' Equity	250,304,732	250,827,490
Class A Ordinary Share
Current liabilities:
Class A ordinary shares; 21,803,833 and 21,558,398 shares subject to possible redemption at $10.00 per share at June 30, 2021 and December 31, 2020, respectively	218,038,330	215,583,980
Shareholders' Equity:
Ordinary shares	320	344
Total shareholders' equity	320	344
Class B Ordinary Share
Shareholders' Equity:
Ordinary shares	625	625
Total shareholders' equity	$ 625	$ 625